Notes Related to the Consolidated Statements of Financial Position - Summary of Main Terms of Agreements (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of financial liabilities [line items]
Financial liabilities	€ 2,843,000	€ 2,865,000	€ 707,000
Pancreas project [member]
Disclosure of financial liabilities [line items]
Conditional advance granted	735,000
GR-SIL project [member]
Disclosure of financial liabilities [line items]
Conditional advance granted	135,000
Tedac project [member]
Disclosure of financial liabilities [line items]
Conditional advance granted	4,895,052
Repayment	1,181,000
Bpi France [member]
Disclosure of financial liabilities [line items]
Total conditional advances granted						€ 879,000
Effect of the discount						(122,000)
Conditional advance granted						757,000
Repayment		(508,000)	(9,000)	€ (184,000)	€ (115,000)
Interest capitalized		7,000	23,000	39,000	52,000
Financial liabilities	€ 1,181,000	1,181,000	€ 563,000	549,000	694,000
Bpi France [member] | Pancreas project [member]
Disclosure of financial liabilities [line items]
Total conditional advances granted						735,000
Repayment		(485,000)		(150,000)	(100,000)
Bpi France [member] | GR-SIL project [member]
Disclosure of financial liabilities [line items]
Total conditional advances granted						81,000
Repayment		(23,000)		€ (34,000)	€ (15,000)
Bpi France [member] | Tedac project [member]
Disclosure of financial liabilities [line items]
Total conditional advances granted						€ 63,000
Conditional advance granted		€ 1,118,000